Tax Matters - Reconciliation of Gross Unrecognized Tax Benefits - Footnotes (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Tax Contingency [Line Items]
Net deferred tax liability	$ 22,402	[1],[2]	$ 22,963	[1],[2]
Unrecognized tax benefits	6,182	[3]	6,087	[3]	6,315	[3]	7,309
Income Taxes Payable [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	13		51
Current Deferred Tax Assets And Other Current Tax Assets [Member]
Income Tax Contingency [Line Items]
Net deferred tax liability	2,100		2,100
Unrecognized tax benefits	59		63
Noncurrent Deferred Tax Assets And Other Noncurrent Tax Assets [Member]
Income Tax Contingency [Line Items]
Net deferred tax liability	515		569
Unrecognized tax benefits	165		241
Current Deferred Tax Liability [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	13
Other Current Liabilities [Member]
Income Tax Contingency [Line Items]
Net deferred tax liability	43		52
Noncurrent Deferred Tax Liabilities [Member]
Income Tax Contingency [Line Items]
Net deferred tax liability	25,000		25,600
Unrecognized tax benefits	2,400		2,300
Other Taxes Payable [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 3,500		$ 3,400

[1]	The net deferred tax liability position decreased, reflecting an increase in noncurrent deferred tax assets related to net operating loss and tax credit carryforwards, an increase in current deferred tax assets related to product liability reserves due to settlements, an increase in noncurrent deferred tax assets related to employee benefits, and a decrease in noncurrent deferred tax liabilities resulting from the amortization of identifiable intangible assets, partially offset by the increase in noncurrent deferred tax liabilities related to unremitted earnings.
[2]	In 2014, included in Current deferred tax assets and other current tax assets ($2.1 billion), Noncurrent deferred tax assets and other noncurrent tax assets ($515 million), Other current liabilities ($43 million) and Noncurrent deferred tax liabilities ($25.0 billion). In 2013, included in Current deferred tax assets and other current tax assets ($2.1 billion), Noncurrent deferred tax assets and other noncurrent tax assets ($569 million), Other current liabilities ($52 million) and Noncurrent deferred tax liabilities ($25.6 billion).
[3]	In 2014, included in Income taxes payable ($13 million), Current deferred tax assets and other current tax assets ($59 million), Noncurrent deferred tax assets and other noncurrent tax assets ($165 million), Current deferred tax liabilities ($13 million), Noncurrent deferred tax liabilities ($2.4 billion) and Other taxes payable ($3.5 billion). In 2013, included in Income taxes payable ($51 million), Current deferred tax assets and other current tax assets ($63 million), Noncurrent deferred tax assets and other noncurrent tax assets ($241 million), Noncurrent deferred tax liabilities ($2.3 billion) and Other taxes payable ($3.4 billion).